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PIMCO Funds
Supplement Dated March 16, 2015 to the
Equity-Related Strategy Funds Prospectus, dated July 31, 2014, as supplemented from time to time (the "Prospectus")
Disclosure Related to PIMCO EM Fundamental IndexPLUS® AR Strategy Fund, PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Fundamental Advantage Absolute Return Strategy Fund, PIMCO Fundamental IndexPLUS® AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO International StocksPLUS® AR Strategy Fund (Unhedged), PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Cap StocksPLUS® AR Strategy Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund, PIMCO StocksPLUS® AR Short Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund (each a "Fund")
IMPORTANT NOTICE REGARDING CHANGES IN THE FUNDS' NAMES
Effective April 15, 2015, all references to each Fund's name in the Prospectus are deleted and replaced according to the following:

Current Name	New Name Effective April 15, 2015

PIMCO EM Fundamental IndexPLUS® AR Strategy Fund	PIMCO RAE Fundamental PLUS EMG Fund
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund	PIMCO RAE Low Volatility PLUS EMG Fund
PIMCO Fundamental Advantage Absolute Return Strategy Fund	PIMCO RAE Fundamental Advantage PLUS Fund
PIMCO Fundamental IndexPLUS® AR Fund	PIMCO RAE Fundamental PLUS Fund
PIMCO International Fundamental IndexPLUS® AR Strategy Fund	PIMCO RAE Fundamental PLUS International Fund
PIMCO International StocksPLUS® AR Strategy Fund (Unhedged)	PIMCO StocksPLUS® International Fund (Unhedged)
PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
PIMCO Intl Low Volatility RAFI®-PLUS AR Fund	PIMCO RAE Low Volatility PLUS International Fund
PIMCO Low Volatility RAFI®-PLUS AR Fund	PIMCO RAE Low Volatility PLUS Fund
PIMCO Small Cap StocksPLUS® AR Strategy Fund	PIMCO StocksPLUS® Small Fund
PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund	PIMCO RAE Fundamental PLUS Small Fund
PIMCO StocksPLUS® AR Short Strategy Fund	PIMCO StocksPLUS® Short Fund
PIMCO Worldwide Fundamental Advantage AR Strategy Fund	PIMCO RAE Worldwide Fundamental Advantage PLUS Fund

PIMCO Funds
Supplement Dated March 16, 2015 to the
PIMCO Worldwide Long/Short Fundamental Strategy Fund Prospectus,
dated November 7, 2014, as supplemented from time to time (the "Prospectus")
Disclosure Related to PIMCO Worldwide Long/Short Fundamental Strategy Fund
(the "Fund")
IMPORTANT NOTICE REGARDING CHANGE IN THE FUND'S NAME
Effective April 15, 2015, all references to the Fund's name in the Prospectus are deleted and replaced with the following:
PIMCO RAE Worldwide Long/Short PLUS Fund